SCHEDULE OF COST OF SALES (Details) - USD ($) $ in Thousands		3 Months Ended		9 Months Ended
		Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Direct mining and milling costs	[1]	$ 4,716	$ 5,992	$ 15,900	$ 18,386
Write-down (recovery) of materials and supplies				532	(24)
Changes in inventories	[2]	(137)	(425)	100	(829)
Depletion and amortization		1,153	1,809	6,370	5,372
Cost of sales		$ 5,732	$ 7,376	$ 22,902	$ 22,905

[1]	Direct mining and milling costs include personnel, administrative, fuel, electricity, supplies, transport, maintenance and repair costs.
[2]	Changes in inventories reflect the net cost of ore and concentrate (i) sold during the current period but produced in a previous period (an addition to direct mining and milling costs) or (ii) produced but not sold in the current period (a deduction from direct mining and milling costs).